FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2005

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                            Name: Tyndall Capital Partners, L.P.

           Address: 599 Lexington Avenue, Suite 4100, New York, New York  10022
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                         Form 13F File Number: 28-10427
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey S. Halis
         -----------------------

Title:
         -----------------------

Phone:   212-446-2460
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis                   New York, New York      November 14, 2005
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-  None
                       ------------

Name:
       --------------------

                             Form 13F SUMMARY PAGE

                                 Report Summary



Number of Other Included Managers:        0
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Form 13F Information Table Entry Total:   66
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Form 13F Information Table Value Total:   $ 366,006  (thousands)
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List of Other Included Managers:   None


                                         Provide a numbered  list of the name(s)
                                         and Form  13F  file  number(s)  of  all
                                         institutional  investment managers with
                                         respect  to which this report is filed,
                                         other  than  the  manager  filing  this
                                         report.  [If  there  are  no entries in
                                         this list, state "NONE"  and  omit  the
                                         column headings and list entries.]

          No.   None
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          Form 13F File Number:  28-
--------------------------------------------------------------------------------

          Name:
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

                           FORM 13F INFORMATION TABLE


                                     Tyndall
                                    FORM 13F
                               September 30, 2005


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    Column 1                    Column 2         Column 3     Column 4      Column 5         Column 6   Column 7        Column 8

                                Title of                       Value   Shares or  SH/ Put/  Investment  Other       Voting Authority
  Name of Issuer                 Class           CUSIP        (x$1000) Prin. Amt. PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AFFIRMATIVE INS HLDGS INC        COM            008272106         148       10,187  SH        Sole                 10,187
ALLEGHANY CORP DEL               COM            017175100        1523        4,978  SH        Sole                  4,978
ALTRIA GROUP INC                 COM            02209S103       29810      404,421  SH        Sole                404,421
AMGEN INC                        COM            031162100        7347       92,214  SH        Sole                 92,214
ANADARKO PETE CORP               COM            032511107       75508      788,591  SH        Sole                788,591
ASSOCIATED  BANC CORP            COM            045487105         866       28,408  SH        Sole                 28,408
BIOGEN IDEC INC                  COM            09062X103        9434      238,950  SH        Sole                238,950
BROOKLYN FEDERAL BANCORP INC     COM            114039100         251       21,498  SH        Sole                 21,498
CAP ROCK ENERGY CORP             COM            13910R102        1084       71,800  SH        Sole                 71,800
CAPITOL FED FINL                 COM            14057C106        5884      171,937  SH        Sole                171,937
CARDINAL HEALTH INC              COM            14149Y108         952       15,000  SH        Sole                 15,000
CELESTICA INC                    SUB VTG SHS    15101Q108         536       47,423  SH        Sole                 47,423
CF INDS HLDGS INC                COM            125269100        7849      530,000  SH        Sole                530,000
CHARTER FINL CORP WEST PT GA     COM            16122M100       16937      496,832  SH        Sole                496,832
CIENA CORP                       COM            171779101         559      211,703  SH        Sole                211,703
COLONIAL BANKSHARES INC          COM            195572102         755       71,399  SH        Sole                 71,399
COMMERCIAL FEDERAL CORPORATI     COM            201647104         444       12,991  SH        Sole                 12,991
CONEXANT SYSTEMS INC             COM            207142100         845      472,178  SH        Sole                472,178
DEUTSCHE TELECOM AG              SPONSORED ADR  251566105        1604       87,912  SH        Sole                 87,912
ERIE INDTY CO                    COM            29530P102       26746      507,030  SH        Sole                507,030
EXPEDIA INC DEL                  CL A           30212P105         907       45,765  SH        Sole                 45,765
FAIR ISAAC CORP                  COM            303250104        1708       38,131  SH        Sole                 38,131
FIFTH THIRD BANCORP              COM            316773100        1612       43,852  SH        Sole                 43,852
FIRST BANCTRUST CORP             COM            31868F102         514       39,853  SH        Sole                 39,853




FIRST CMNTY CORP S C             COM            319835104         692       35,478  SH        Sole                 35,478
FIRST CTZNS BANCSHARES INC N     CL A           31946M103        1096        6,423  SH        Sole                  6,423
FIRST FED BANKSHARES INC DEL     COM            32020V100         412       21,420  SH        Sole                 21,420
FIRST FED NORTHN MICH BANCOR     COM            32021X105        1414      148,972  SH        Sole                148,972
FRANKLIN CR MGMT CORP            COM NEW        353487200        2512      250,000  SH        Sole                250,000
FREESCALE SEMICONDUCTOR INC      COM CL A       35687M107       16937      723,475  SH        Sole                723,475
GENERAL ELEC CO                  COM            369604103        3317       98,520  SH        Sole                 98,520
GILETTE CO                       COM            375766102        2212       38,000  SH        Sole                 38,000
GOLD KIST INC                    COM            380614107       14263      729,574  SH        Sole                729,574
GOUVERNEUR BANCORP               COM            383584109         280       22,700  SH        Sole                 22,700
HERITAGE FINL GROUP              COM            42725U109        3746      340,267  SH        Sole                340,267
IAC INTERACTIVE CORP             COM NEW        44919P300        1160       45,765  SH        Sole                 45,765
IPSCO INC                        COM            462622101        6434       90,000  SH        Sole                 90,000
JDS UNIPHASE CORP                COM            46612J101         104       47,000  SH        Sole                 47,000
JEFFERSON BANCSHARES INC TEN     COM            472375104        3190      246,527  SH        Sole                246,527
JOY GLOBAL INC                   COM            481165108        1762       34,918  SH        Sole                 34,918
K FED BANCORP                    COM            48246S101         225       18,002  SH        Sole                 18,002
KEARNY FINL CORP                 COM            487169104       18432    1,474,585  SH        Sole              1,474,585
MAXXAM INC                       COM            577913106         985       29,300  SH        Sole                 29,300
MCDERMOTT INTL INC               COM            580037109       21197      579,000  SH        Sole                579,000
MENTOR GRAPHICS CORP             COM            587200106         860      100,000  SH        Sole                100,000
NEW YORK CMNTY BANCORP INC       COM            649445103        1211       73,825  SH        Sole                 73,825
NORTHWEST BANCORP INC PA         COM            667328108       15262      718,212  SH        Sole                718,212
NOVELIS INC                      COM            67000X106       16273      759,000  SH        Sole                759,000
PATHFINDER BANCORP INC           COM            70320A103         428       32,200  SH        Sole                 32,200
PG&E CORP                        COM            69331C108        8983      228,866  SH        Sole                228,866




PROLIANCE INTL INC               COM            74340R104        2748      501,500  SH        Sole                501,500
PSB HLDGS INC                    COM            69360W108        2394      228,042  SH        Sole                228,042
RIVER VY BANCORP                 COM            768475105         913       44,732  SH        Sole                 44,732
SANMINA SCI CORP                 COM            800907107        1574      366,879  SH        Sole                366,879
SIERRA PAC RES NEW               COM            826428104        3723      250,700  SH        Sole                250,700
SOLECTRON  CORP                  COM            834182107         220       56,159  SH        Sole                 56,159
SYCAMORE NETWORKS INC            COM            871206108        2935      778,435  SH        Sole                778,435
SYMANTEC CORP                    COM            871503108         432       19,065  SH        Sole                 19,065
TAYLOR CAP GROUP INC             COM            876851106        1135       30,000  SH        Sole                 30,000
TEXAS INSTRS INC                 COM            882508104         639       18,850  SH        Sole                 18,850
UNISOURCE ENERGY CORP            COM            909205106         256        7,700  SH        Sole                  7,700
UNITED FINANCIAL BANCORP INC     COM            91030R103        1254      112,900  SH        Sole                112,900
VERISIGN INC                     COM            92343E102        1547       72,400  SH        Sole                 72,400
WAYNE SVGS BANCSHARES INC NE     COM            94624Q101        2321      154,720  SH        Sole                154,720
WILLOW GROVE BANCORP INC NEW     COM            97111W101        1143       73,016  SH        Sole                 73,016
YAHOO INC                        COM            984332106        5562      164,362  SH        Sole                164,362